Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jul. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020
Common stock par value (in Dollars per share)	$ 0.001		$ 0.001
Common stock, shares authorized	5,000		5,000
Common stock, shares issued	500		0
Common stock, shares outstanding	500
Common stock shares subscribed but unissued		0	500	0
Common Stock, Shares Subscribed but Unissued		0	500	0
GOOD WORKS ACQUISITION CORP. [Member]
Common stock subject to possible redemption		17,000,000		16,634,861
Preferred stock par value (in Dollars per share)		$ 0.001		$ 0.001
Preferred stock, shares authorized		1,000,000		1,000,000
Preferred stock, shares issued		0		0
Preferred stock, shares outstanding		0		0
Common stock par value (in Dollars per share)		$ 0.001		$ 0.001
Common stock, shares authorized		100,000,000		100,000,000
Common stock, shares issued		4,478,000		4,843,139
Common stock, shares outstanding		4,478,000		4,843,139